DEFERRED REVENUE	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
DEFERRED REVENUE

14.	DEFERRED REVENUE

At times, the Company may take payment in advance for services to be rendered. These amounts are held and recognized as services are rendered.

	September 30, 2026	December 31, 2025
Deferred revenue, beginning	$209,749	$86,681
Revenue recognized	(235,766)	(90,781)
Unearned revenues received	153,109	223,426
Foreign exchange	1,855	(9,577)
	$128,947	$209,749
Current portion	$105,005	$165,237
Long-term portion	23,942	44,512
	$128,947	$209,749

Deferred revenue of $105,005 (2025 — $165,237) as of September 30, 2026 is expected to be recognized as revenue within one year. The remaining balance relates to long-term support and maintenance arrangements and will be recognized according to the terms of those arrangements over 2 years.